Note 11 - Right-of-Use Assets, Finance Lease Liabilities, Investment in Leaseback Vessels and Net Investment in Sales-type Leases	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Lessee and Lessor, Finance Leases [Text Block]

11. Right-of-Use Assets, Finance Lease Liabilities, Investment in leaseback vessels and Net investment in Sales-type leases:

(a) Right-of-Use Assets and Finance Lease Liabilities:

On May 12, 2023, the Company entered into a Share Purchase Agreement with York and assumed the related finance lease liability with reference to the sale and leaseback agreement dated December 15, 2015. On the acquisition date, the Company accounted for the arrangement as a finance lease and recognized the finance lease liability amounting to $28,064, making use of an incremental borrowing rate of 6.04%. On April 16, 2025, the then outstanding balance of the finance lease liability was fully repaid through the term loan discussed in Note 10.A.28 and the vessel Polar Brasil was repurchased and recorded under Vessels and Advances, net in the accompanying consolidated balance sheets (Note 8).

The depreciation with respect to the right-of-use assets under finance lease, charged during the six-month period ended June 30, 2025, amounted to $401 and is included in Depreciation in the accompanying 2025 consolidated statement of income. As of both June 30, 2026 and December 31, 2025 and, the carrying value of the right-of-use assets under finance lease amounted to nil.

Total interest expense incurred on finance leases, for the six-month periods ended June 30, 2025 and 2026, amounted to $421 and nil, respectively, and are included in Interest and finance costs in the accompanying consolidated statements of income.

The total finance lease liabilities as of December 31, 2025 and June 30, 2026, amounted to nil and nil, respectively.

(b) Investments in leaseback vessels:

i.	At the time that the Company obtained control in NML (Note 1), NML subsidiaries had the following vessels under sale and leaseback arrangements:

One dry bulk vessel that was originally acquired in December 2022 by a wholly-owned subsidiary of NML and leased back under bareboat charter to the seller for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. At March 30, 2023, the date the Company obtained control over NML, the Company assessed that the arrangement constituted a failed sale and recognized loan receivable of $6,515. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $4,486 and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

ii.	Subsequent to the NML acquisition (Note 1), NML acquired the following vessels under sale and lease back arrangements:

1. In April 2023, NML acquired one dry bulk vessel for $12,250, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the six-month period ended June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

2. In May 2023, NML acquired one dry bulk vessel for $10,350, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the six-month period ended June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

3. In June 2023, NML acquired one dry bulk vessel for $9,350, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $5,722, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

4. In July 2023, NML acquired one tanker vessel for $10,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $6,944, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

5. In July 2023, NML acquired one tanker vessel for $10,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $6,944, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

6. In July 2023, NML acquired one tanker vessel for $10,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $6,944, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

7. In September 2023, NML acquired one dry bulk vessel for $8,500 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $6,099, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

8. In September 2023, NML acquired a multipurpose offshore vessel for $14,400, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear fixed interest. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $8,575, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

9. In October 2023, NML acquired one dry bulk vessel for $8,500, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $6,086, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

10. In November 2023, NML acquired one dry bulk vessel for $8,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $5,782, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

11. In December 2023, NML acquired one dry bulk vessel for $6,485, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the six-month period ended June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

12. In December 2023, NML acquired one dry bulk vessel for $14,000, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $10,054, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

13. In February 2024, NML acquired one dry bulk vessel for $6,325, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the six-month period ended June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

14. In February 2024, NML acquired one dry bulk vessel for $14,600, and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the six-month period ended June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

15. In April 2024, NML acquired one dry bulk vessel for $8,500 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $6,560, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

16. In July 2024, NML acquired an offshore support vessel for $16,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear fixed interest. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $12,413, net of loan origination fees, and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

17. In August 2024, NML acquired one dry bulk vessel for $6,413 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the six-month period ended June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

18. In November 2024, NML acquired an offshore support vessel for $10,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear fixed interest. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $6,975, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

19. In April 2025, NML acquired an offshore support vessel for $9,500 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $7,336, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

20. In April 2025, NML acquired a dry bulk vessel for $6,920 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $5,821, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

21. In May 2025, NML acquired a dry bulk vessel for $6,825 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $5,692, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

22. In May 2025, NML acquired an offshore support vessel for $9,500 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $7,477, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

23. In June 2025, NML acquired an offshore support vessel for $15,300 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the six-month period ended June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

24. In June 2025, NML acquired an offshore support vessel for $15,300 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $13,989, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

25. In June 2025, NML acquired an offshore support vessel for $13,700 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the six-month period ended June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

26. In June 2025, NML acquired an offshore support vessel for $13,700 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the six-month period ended June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

27. In June 2025, NML acquired an offshore support vessel for $13,500 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $11,937, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

28. In June 2025, NML acquired an offshore support vessel for $13,500 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $11,946, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

29. In June 2025, NML acquired an offshore support vessel for $5,490 and leased the vessel back to the seller under bareboat charter for a period of 3.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $3,631, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

30. In June 2025, NML acquired an offshore support vessel for $7,420 and leased the vessel back to the seller under bareboat charter for a period of 3.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $4,025, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

31. In June 2025, NML acquired an offshore support vessel for $9,774 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $6,189, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

32. In July 2025, NML acquired an offshore support vessel for $10,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $8,066, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

33. In July 2025, NML acquired an offshore support vessel for $17,257 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. In June 2026 the seller-lessee entered into a new lease with NML for $23,000 for a period of 5.0 years and prepaid the then outstanding balance. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $22,915, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

34. In August 2025, NML acquired a dry bulk vessel for $6,600 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $5,922, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

35. In September 2025, NML acquired a dry bulk vessel for $8,750 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $7,999, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

36. In September 2025, NML acquired a dry bulk vessel for $9,375 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $8,613, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

37. In September 2025, NML acquired a dry bulk vessel for $10,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $9,226, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

38. In October 2025, NML acquired a dry bulk vessel for $9,375 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $8,679, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

39. In November 2025, NML acquired a dry bulk vessel for $10,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $9,398, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

40. In December 2025, NML acquired a container vessel for $8,335 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $7,562, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

41. In December 2025, NML acquired a dry bulk vessel for $6,330 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. During the six-month period ended June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was fully received and the vessel was repurchased by the lessee.

42. In January 2026, NML acquired a container vessel for $8,335 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $7,661, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

43. In March 2026, NML acquired a container vessel for $8,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $7,523, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

44. In March 2026, NML acquired a newbuilt Ro/Ro vessel for $55,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The quarterly payments under the bareboat charter agreement bear interest at SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $52,618, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

45. In April 2026, NML acquired a dry bulk vessel for $9,100 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $8,742, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

46. In November 2024, NML agreed to acquire an offshore supply vessel, currently under construction, for $31,000 and to lease the vessel back to the seller under bareboat charter for a period of 5.0 years commencing upon the delivery of the vessel to the seller-lessee from the builder (Note 4(h)). The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company has performed an assessment based on the provisions of ASC 842 and concluded that it does not control the underlying vessel that is under construction before the commencement date of the bareboat charter. Consequently, as of June 30, 2026, the Company has recognized financial asset amounting to $1,320, which is included in Investment in leaseback vessels in the accompanying balance sheets.

47. In November 2024, NML agreed to acquire an offshore supply vessel, currently under construction, for $31,000 and to lease the vessel back to the seller under bareboat charter for a period of 5.0 years commencing upon the delivery of the vessel to the seller-lessee from the builder (Note 4(h)). The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company has performed an assessment based on the provisions of ASC 842 and concluded that it does not control the underlying vessel that is under construction before the commencement date of the bareboat charter. Consequently, as of June 30, 2026, the Company has recognized financial asset amounting to $1,320, which is included in Investment in leaseback vessels in the accompanying balance sheets.

48. In November 2024, NML agreed to acquire an offshore supply vessel, currently under construction, for $31,000 and to lease the vessel back to the seller under bareboat charter for a period of 5.0 years commencing upon the delivery of the vessel to the seller-lessee from the builder (Note 4(h)). The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company has performed an assessment based on the provisions of ASC 842 and concluded that it does not control the underlying vessel that is under construction before the commencement date of the bareboat charter. Consequently, as of June 30, 2026, the Company has recognized financial asset amounting to $1,320, which is included in Investment in leaseback vessels in the accompanying balance sheets.

49. In June 2026, NML agreed to acquire an offshore support vessel for $10,950 and to lease the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. The Company assessed that the arrangement constituted a failed sale and accounted for the purchase price that will be paid as loan receivable. As of June 30, 2026, the outstanding loan receivable balance under the bareboat agreement was $10,811, net of loan origination fees and is included in Investments in leaseback vessels in the accompanying consolidated balance sheets.

(c) Net investment in Sales-type leases: In April and May 2023, the container vessels Vela and Vulpecula, respectively, commenced variable rate time charters. The time charters were classified as Sales-type leases.

The balance of the Net investment in sales-type lease reflected in the accompanying balance sheet is analyzed as follows:

	December 31, 2025	June 30, 2026
Lease receivable	$4,447	$3,891
Unguaranteed residual value	2,286	4,208
Net investment in sales-type lease vessels	$6,733	$8,099

During the six-month periods ended June 30, 2025 and 2026, the interest income relating to the net investment in sales-type leases amounted to $7,454 and $4,530, respectively, and is included in Voyage revenue in the accompanying consolidated statements of income. The following table presents a maturity analysis of the lease payments on sales-type leases to be received over the next three years and thereafter, as well as a reconciliation of the undiscounted cash flows to the net investment in the lease receivables recognized in the consolidated balance sheet at June 30, 2026.

12-month period ending June 30,	Amount
2027	$5,606
2028	4,567
Total undiscounted cash flows	$10,173
Present value of lease payments*	$3,891

*The difference between the present value of the lease payments and the net investment in the lease balance in the balance sheet is due to the vessels unguaranteed residual value, which is included in the net investment in the lease balance but is not included in the future lease payments.